Segments and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary Of Revenue And Operating Income	The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Three Months Ended March 31, 2021
Revenues	$534,324	$256,697	$791,021
Depreciation and amortization	$42,564	$17,049	$59,613
Operating income	$35,148	$2,440	$37,588
Three Months Ended March 31, 2020
Revenues	$507,798	$371,598	$879,396
Depreciation and amortization	$43,107	$17,102	$60,209
Operating income	$24,194	$7,244	$31,438
The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Year Ended December 31, 2020
Revenues	$2,060,593	$1,095,078	$3,155,671
Depreciation and amortization	$171,569	$67,029	$238,598
Operating income	$63,305	$3,701	$67,006
Year Ended December 31, 2019
Revenues	$1,954,705	$1,830,358	$3,785,063
Depreciation and amortization	$161,563	$71,010	$232,573
Operating income	$127,961	$85,713	$213,674
Year Ended December 31, 2018
Revenues	$1,857,004	$1,850,624	$3,707,628
Depreciation and amortization	$157,098	$68,135	$225,233
Operating loss	$(1,072,702)	$(17,212)	$(1,089,914)

Summary of Revenues and Long-lived Assets by Services Provided in Geographic Region
Revenues and long-lived assets by services provided in geographic region are as follows:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Revenues
North America	$2,792,238	$3,324,019	$3,257,937
International	363,433	461,044	449,691

Total revenues	$3,155,671	$3,785,063	$3,707,628

	December 31,
(in thousands)	2020	2019
Long-Lived Assets
North America	$72,722	$107,940
International	7,294	6,750

Total long-lived assets	$80,016	$114,690